NUO
Nuveen Ohio Quality Municipal Income Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 150.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 149.3% (99.5% of Total Investments)
	Consumer Discretionary – 0.6% (0.4% of Total Investments)
$2,180	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	$1,996,291
	Consumer Staples – 4.2% (2.8% of Total Investments)
20,605	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	2,665,463
1,025	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	1,084,778
9,595	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	9,697,378
31,225	Total Consumer Staples			13,447,619
	Education and Civic Organizations – 11.2% (7.5% of Total Investments)
	Lorain County Community College District, Ohio, General Receipts Revenue Bonds, Refunding Series 2017:
1,305	5.000%, 12/01/32	6/27 at 100.00	Aa2	1,611,584
1,200	5.000%, 12/01/33	6/27 at 100.00	Aa2	1,476,096
505	5.000%, 12/01/34	6/27 at 100.00	Aa2	619,201
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2011:
130	5.000%, 9/01/33	9/21 at 100.00	AA	137,350
1,960	5.000%, 9/01/36	9/21 at 100.00	AA	2,068,290
	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014:
4,375	5.000%, 9/01/33	9/24 at 100.00	AA	5,142,462
2,500	4.000%, 9/01/39	9/24 at 100.00	AA	2,728,050
2,585	Miami University of Ohio, General Receipts Bonds, Refunding Series 2017, 5.000%, 9/01/41	9/26 at 100.00	AA	3,102,259
	Miami University of Ohio, General Receipts Bonds, Series 2012:
480	4.000%, 9/01/32	9/22 at 100.00	AA	507,898
1,000	4.000%, 9/01/33	9/22 at 100.00	AA	1,056,370
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
120	5.000%, 11/01/27	5/22 at 100.00	AA	129,697
590	5.000%, 11/01/32	5/22 at 100.00	AA	631,719

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2013, 5.000%, 12/01/43	12/22 at 100.00	A+	$5,233,200
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,011,390
1,000	University of Cincinnati, Ohio, General Receipts Bonds, Green Bond Series 2014C, 5.000%, 6/01/41	12/24 at 100.00	AA-	1,141,730
3,175	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	3,712,940
1,375	University of Kentucky, General Receipts Bonds, University of Kentucky Mixed-Use Parking Project, Series 2019A, 4.000%, 5/01/44	5/29 at 100.00	AA-	1,568,229
	Youngstown State University, Ohio, General Receipts Bonds, Refunding Series 2017:
1,555	5.000%, 12/15/29	12/26 at 100.00	A+	1,804,546
1,670	5.000%, 12/15/30	12/26 at 100.00	A+	1,922,838
31,525	Total Education and Civic Organizations			35,605,849
	Health Care – 14.4% (9.6% of Total Investments)
3,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement Series 2013, 5.000%, 11/15/38	5/23 at 100.00	AA-	3,179,310
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
2,250	5.000%, 12/01/37	12/27 at 100.00	A-	2,621,588
1,000	5.000%, 12/01/47	12/27 at 100.00	A-	1,131,650
2,945	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43	11/29 at 100.00	AA	3,271,630
1,660	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	1,690,328
2,400	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	2,507,016
250	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	260,848
1,730	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	2,000,416
200	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	AA-	216,466
300	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 6.000%, 8/15/43	6/20 at 100.00	A-	300,702
820	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	843,796
6,105	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44	2/23 at 100.00	BB+	6,216,660
4,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49	11/29 at 100.00	AA-	4,945,635

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Ohio Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010:
$1,520	5.250%, 11/15/40 – AGM Insured	6/20 at 100.00	AA	$1,523,101
555	5.750%, 11/15/40 – AGM Insured	6/20 at 100.00	AA	556,338
2,090	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A, 5.000%, 1/01/33	1/28 at 100.00	AA	2,588,005
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2013A:
1,000	5.000%, 1/15/28	1/23 at 100.00	A	1,081,110
2,000	5.000%, 1/15/29	1/23 at 100.00	A	2,158,620
555	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	568,353
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,670	5.000%, 12/01/37	12/22 at 100.00	Ba3	2,700,278
5,510	5.000%, 12/01/42	12/22 at 100.00	Ba3	5,537,550
43,060	Total Health Care			45,899,400
	Housing/Multifamily – 1.0% (0.7% of Total Investments)
115	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Agler Project, Series 2002A, 5.550%, 5/20/22 (AMT)	6/20 at 100.00	Aaa	115,408
3,265	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (AMT)	6/20 at 100.00	Aa1	3,271,465
3,380	Total Housing/Multifamily			3,386,873
	Industrials – 1.2% (0.8% of Total Investments)
3,495	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc, Series 1992, 6.450%, 12/15/21	No Opt. Call	A3	3,787,986
	Long-Term Care – 0.3% (0.2% of Total Investments)
895	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	BBB	897,837
	Tax Obligation/General – 15.0% (10.0% of Total Investments)
2,500	Clark-Shawnee Local School District, Clark County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2017, 5.000%, 11/01/54	11/27 at 100.00	AA	3,025,900
1,050	Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 12/01/43	6/28 at 100.00	AA+	1,296,026
	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006:
4,310	0.000%, 12/01/27 – AGM Insured	No Opt. Call	AA	3,949,770
5,835	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	5,234,170
2,250	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/29	10/28 at 100.00	AAA	3,010,613

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
$900	5.000%, 12/01/32	12/25 at 100.00	Aaa	$1,098,810
1,000	5.000%, 12/01/34	12/25 at 100.00	Aaa	1,215,510
1,730	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/31	12/23 at 100.00	AAA	1,998,807
	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014:
1,260	5.000%, 11/01/30	11/24 at 100.00	Aa2	1,480,248
1,540	5.000%, 11/01/31	11/24 at 100.00	Aa2	1,806,266
1,005	Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019, 5.000%, 12/01/53	6/29 at 100.00	AA+	1,253,959
2,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 0.000%, 12/01/21	No Opt. Call	Aa1	2,147,882
4,500	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	6,189,615
1,305	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2006, 5.500%, 12/01/24 – AMBAC Insured	No Opt. Call	Aa3	1,591,904
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V:
2,500	5.000%, 5/01/33	5/28 at 100.00	AAA	3,216,675
1,250	5.000%, 5/01/34	5/28 at 100.00	AAA	1,603,350
4,000	Southwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55	1/28 at 100.00	Aa2	4,430,880
1,500	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32	No Opt. Call	AA	2,104,575
1,000	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%, 12/01/48	12/27 at 100.00	AAA	1,229,720
41,595	Total Tax Obligation/General			47,884,680
	Tax Obligation/Limited – 31.4% (20.9% of Total Investments)
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2:
1,250	5.000%, 10/01/31	4/28 at 100.00	AA	1,572,850
1,000	5.000%, 10/01/32	4/28 at 100.00	AA	1,249,970
	Cleveland, Ohio, Income Tax Revenue Bonds, Subordinate Lien Improvement and Refunding Series 2017A-2:
435	5.000%, 10/01/30	10/27 at 100.00	AA	547,243
700	5.000%, 10/01/33	10/27 at 100.00	AA	865,942
1,000	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	1,002,550
6,750	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Medical Mart-Convention Center Project, Recovery Zone Facility Series 2010F, 5.000%, 12/01/27	12/20 at 100.00	AA	6,892,087

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
$1,815	5.000%, 12/01/32	12/24 at 100.00	AAA	$2,137,453
1,415	5.000%, 12/01/33	12/24 at 100.00	AAA	1,662,979
1,000	5.000%, 12/01/34	12/24 at 100.00	AAA	1,174,770
945	5.000%, 12/01/35	12/24 at 100.00	AAA	1,109,695
1,920	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/44	12/25 at 100.00	Aa1	2,288,371
10,350	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aa1	11,810,799
2,500	Franklin County Convention Facilities Authority, Ohio, Lease Appropriation Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/46	12/29 at 100.00	AA	3,145,200
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
2,120	5.000%, 6/01/36	6/28 at 100.00	AAA	2,701,686
1,155	5.000%, 6/01/37	6/28 at 100.00	AAA	1,467,220
6,500	5.000%, 6/01/43	6/28 at 100.00	AAA	8,142,420
5,535	5.000%, 6/01/48	6/28 at 100.00	AAA	6,894,175
1,000	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015, 5.000%, 12/01/34	12/25 at 100.00	AA+	1,203,030
5,565	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	4,826,357
5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/31	12/21 at 100.00	A1	5,272,200
6,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I, 4.000%, 10/15/49	10/29 at 100.00	Aa2	6,912,360
1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/24	10/22 at 100.00	Aa3	1,104,540
2,000	Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile Correctional Building Fund Projects, Series 2019A, 5.000%, 4/01/37	4/29 at 100.00	AA	2,537,980
1,250	Pickaway County, Ohio, Sales Tax Special Obligation Bonds, Series 2019, 5.000%, 12/01/48	12/28 at 100.00	AA	1,516,575
1,845	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 – AGM Insured	12/25 at 100.00	AA	2,069,297
400	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	389,636
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	813,090

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$6,450	4.500%, 7/01/34	7/25 at 100.00	N/R	$6,524,110
3,580	4.550%, 7/01/40	7/28 at 100.00	N/R	3,548,711
1,780	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured COFINA Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,764,443
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,645	5.000%, 12/01/23	12/22 at 100.00	AA+	1,836,165
1,200	5.000%, 12/01/24	12/22 at 100.00	AA+	1,339,140
765	Vermilion Local School District, Erie and Lorain Counties, Ohio, Certificates of Participation, School Facilities Project, Series 2012, 5.000%, 12/01/24	12/20 at 100.00	Aa3	782,189
2,450	Westerville City School District, Franklin and Delaware Counties, Ohio, Certificates of Participation, School Facilities Project, Series 2018, 5.000%, 12/01/39	12/27 at 100.00	Aa2	3,015,460
89,320	Total Tax Obligation/Limited			100,120,693
	Transportation – 16.9% (11.3% of Total Investments)
	Dayton, Ohio, Airport Revenue Bonds, James M Cox International Airport, Series 2015B:
860	5.000%, 12/01/33 – AGM Insured	12/23 at 100.00	AA	957,154
500	5.000%, 12/01/34 – AGM Insured	12/23 at 100.00	AA	556,850
6,835	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 4.000%, 1/01/44	1/29 at 100.00	A+	7,572,565
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
2,500	5.000%, 12/31/35 – AGM Insured (AMT)	6/25 at 100.00	AA	2,875,750
3,000	5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	3,416,580
4,250	5.000%, 6/30/53 (AMT)	6/25 at 100.00	A3	4,744,572
2,050	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	Aa3	2,249,568
15,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Series 2018A, 5.000%, 2/15/46 (UB) (4)	2/28 at 100.00	Aa3	17,918,700
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-2:
5,000	0.000%, 2/15/37	No Opt. Call	Aa3	3,356,800
11,260	0.000%, 2/15/38	No Opt. Call	Aa3	7,299,408
5,000	0.000%, 2/15/40	No Opt. Call	Aa3	3,033,450
56,255	Total Transportation			53,981,397
	U.S. Guaranteed – 34.9% (23.2% of Total Investments) (5)
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,165	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	1,190,385
2,335	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A	2,385,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Central Ohio Solid Waste Authority, General Obligation Bonds, Refunding & Improvements, Series 2012:
$110	5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	$120,125
245	5.000%, 12/01/28 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	267,552
160	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	174,728
1,605	5.000%, 12/01/29 (Pre-refunded 6/01/22)	6/22 at 100.00	Aaa	1,754,425
875	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding Series 2012A, 5.000%, 12/01/32 (Pre-refunded 12/01/20)	12/20 at 100.00	AA	896,175
8,150	Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A, 5.000%, 12/01/37 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	8,734,518
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
2,150	5.000%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	A	2,313,830
1,500	5.000%, 1/01/31 (Pre-refunded 1/01/22) – AGM Insured	1/22 at 100.00	AA	1,614,300
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
1,315	5.000%, 10/01/27 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,523,467
1,520	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,760,966
1,600	5.000%, 10/01/31 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,853,648
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
2,705	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R	3,114,293
8,045	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+	9,276,770
3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Series 2014A-1, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	AA	3,487,350
190	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured (ETM)	No Opt. Call	Aa2	195,839
1,140	Columbia Local School District, Lorain County, Ohio, General Obligation Bonds, School Facilities Improvement Series 2011, 5.000%, 11/01/39 (Pre-refunded 11/01/21) – AGM Insured	11/21 at 100.00	A1	1,218,056
4,480	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 2016-XL0004, 9.204%, 11/15/41 (Pre-refunded 11/15/21), 144A (IF) (4)	11/21 at 100.00	AA+	4,868,730
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2012:
1,010	5.250%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+	1,086,215
760	5.250%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+	817,350
600	5.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+	643,032
	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013:
555	5.250%, 1/01/38 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	599,023
1,355	5.250%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,462,479
3,225	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34 (Pre-refunded 6/01/21)	6/21 at 100.00	A+	3,413,566

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$20,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	AA+	$23,244,651
3,965	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB	4,294,174
725	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	794,788
	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014:
2,950	5.000%, 11/15/39 (Pre-refunded 11/15/24)	11/24 at 100.00	AA+	3,567,169
1,400	5.000%, 11/15/44 (Pre-refunded 11/15/24)	11/24 at 100.00	AA+	1,692,894
2,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+	2,278,040
1,100	Ohio Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Series 2012A, 5.000%, 1/01/38 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,182,918
10,915	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3	12,288,544
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	Aa3	1,118,970
5,000	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	5,481,300
450	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	AA	493,317
100,000	Total U.S. Guaranteed			111,209,467
	Utilities – 5.5% (3.7% of Total Investments)
1,500	American Municipal Power Ohio Inc, Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,679,925
1,430	American Municipal Power, Inc, Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	1,675,888
1,660	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	A	2,034,562
1,815	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 0.000%, 11/15/33 – NPFG Insured	No Opt. Call	A-	1,357,711
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
2,000	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A-	1,750,900
6,895	0.000%, 11/15/32 – NPFG Insured	No Opt. Call	A-	5,326,939
2,155	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A-	1,563,690
2,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	10,000
950	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series 2001, 0.000%, 2/15/29 – NPFG Insured	No Opt. Call	A1	832,808

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,000	Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/39, 144A	5/29 at 100.00	A3	$1,197,300
21,405	Total Utilities			17,429,723
	Water and Sewer – 12.7% (8.4% of Total Investments)
8,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	AAA	9,811,040
2,035	Cleveland, Ohio, Water Revenue Bonds, Senior Lien Series 2012X, 5.000%, 1/01/42	1/22 at 100.00	AA+	2,190,067
3,380	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	Aa3	3,837,517
2,025	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	2,055,051
3,225	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	4,169,861
2,290	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019, 4.000%, 12/01/41	12/25 at 100.00	AA+	2,523,946
	Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series 2013:
820	5.000%, 11/15/25	11/23 at 100.00	Aa3	942,852
605	5.000%, 11/15/26	11/23 at 100.00	Aa3	695,641
1,075	5.000%, 11/15/27	11/23 at 100.00	Aa3	1,234,466
695	5.000%, 11/15/28	11/23 at 100.00	Aa3	797,839
10,000	Toledo, Ohio, Water System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 11/15/41 (UB) (4)	11/26 at 100.00	AA-	12,127,200
34,150	Total Water and Sewer			40,385,480
$458,485	Total Municipal Bonds (cost $435,941,348)			476,033,295

Shares	Description (1)	Value
	COMMON STOCKS – 0.8% (0.5% of Total Investments)
	Electric Utilities – 0.8% (0.5% of Total Investments)
64,342	Energy Harbor Corp (7), (8), (9)	$2,477,167
	Total Common Stocks (cost $1,999,970)	2,477,167
	Total Long-Term Investments (cost $437,941,318)	478,510,462
	Floating Rate Obligations – (6.3)%	(20,000,000)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (46.4)% (10)	(147,771,845)
	Other Assets Less Liabilities – 2.6%	8,027,188
	Net Asset Applicable to Common Shares – 100%	$318,765,805

NUO	Nuveen Ohio Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$476,033,295	$ —	$476,033,295
Common Stocks	—	2,477,167	—	2,477,167
Total	$ —	$478,510,462	$ —	$478,510,462

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlement for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23. Subsequent to the end of the reporting period, the value of this common stock has been adversely impacted as compared to the value reported as of May 31, 2020. See Notes to Financial Statements, Note 9 - Subsequent Events for more information.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 30.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.